Taxation - Disclosure of Movement in Net Deferred Tax Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ 2,497	$ 8,054
Exchange adjustments	12	(71)
Charge (credit) for the year in the income statement	(554)	(4,106)	$ (4,752)
Charge (credit) for the year in other comprehensive income	1,503	(714)
Charge (credit) for the year in equity	1	(5)
Acquisitions and disposals	54	(661)
Net deferred tax liability, end of period	$ 3,513	$ 2,497	$ 8,054